NOTE 37. EVENTS OCCURRING AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 37. EVENTS OCCURRING AFTER THE REPORTING DATE

NOTE 37. EVENTS OCCURRING AFTER THE REPORTING DATE

Save as disclosed below, there is no other matter or circumstance arisen since December 31, 2020, which has significantly affected, or may significantly affect the operations of the Group, the result of those operations, or the state of affairs of the Group in subsequent financial years.

(i)	On January 15, 2021, the Company entered into two convertible debt agreements with a director and an officer of the Company to issue up to 401,939 shares in the Company at a price of US$3.61 for a total debt of US$1,451,000 (approximately A$1,878,800) subject to shareholders approval.

(ii)	As announced in the Form 6K on February 1, 2021, on January 28, 2021, the Company entered into a into a conditional sale and purchase agreement ("Koala Agreement") to acquire 70% equity interests in Shenzhen Koala Wisdom Fire Engineering Co., Ltd. ("Shenzhen Koala"). Pursuant to the agreement, the vendors will sign up contracts for deployment of IoT Detection System of not less than RMB200,000 within 60 days from the date of the Agreement. IMTE shall purchase 70% equity interests in Shenzhen Koala for US$40,000 ("Initial Consideration") by the issuance of a total of 10,000 shares in the Company. The Company shall also pay a deferred consideration of the profits less the Initial Consideration. The deferred consideration shall be paid by the issuance of shares in the Company (to a maximum number of shares not equal or exceeding 20% of the then issued shares of the Company) at a price equal to 85% of the prior 15 days volume weighted average price (VWAP) of the Company's share price immediately prior to the date of the parties agreeing to the Profits and such date shall not be later than March 31, 2022. Profits is defined as the profits before taxation of Shenzhen Koala for the period from the Completion Date to December 31, 2021 and excluding any relevant gross profits from uncollected sales receipts.

(iii)	As announced in the Form 6K on February 10, 2021, on February 5, 2021, the Company's wholly owned subsidiary company CIMC Marketing Pty Ltd. ("CIMC") into an Underwriting Agreement ("Agreement") with Xped Limited ("Xped"), a company listed on the Australian Securities Exchange. Pursuant to the Agreement, CIMC will underwrite for 500 million shares for any shortfall of acceptance from other shareholders ("Shortfall Shares") in Xped's rights issue announced on January 25, 2021 at the subscription price of A$0.001 per share. The total commitment by CIMC is A$500,000 or equivalent to approximately US$381,000. CIMC shall receive A$25,000 (approximately A$19,050) as an underwriter fee. As announced in the Form 6K on March 1, 2021, the Company took up the shortfall of acceptance of 500 million shares at a price of A$0.001 per share, representing approximately 15% of the total outstanding shares in Xped.

(iv)	As announced in the Form 6K on February 22, 2021, the Company entered into a Securities Purchase Agreement for the sale of 625,000 shares of the Company to an investor at a price of US$4.00 per share for US$2,500,000 (approximately A$3,162,500) The Company intends to use the net cash proceeds for working capital purposes and development of existing and new businesses.

(v)	As announced in the Form 6K on March 8, 2021, on March 4, 2021, the Company entered into subscription agreements in a private placement with twelve investors outside the United States to subscribe a total of 573,350 shares in the Company at a price of US$4.00 per share for total proceeds of US$2,293,400 (approximately A$2,942,900). The use of the proceeds is to build out of manufacturing infrastructure and working capital.

(vi)

As announced in the Form 6K on March 23, 2021, the Company entered into a Securities Purchase Agreement for the sale of 708,000 ordinary shares of, no par value, of the Company ("Ordinary Shares") to an accredited investor ("Investor") at a price of US$6.50 per share (the "Cash Offering"). The Cash Offering is for US$4,602,000 and will generate net cash proceeds of approximately US$4,577,000 after deducting estimated expenses in connection with the offering. The Company intends to use the net cash proceeds for developing its current businesses, corporate expenditures and general corporate purposes.